Taxation	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Taxation
28	TAXATION

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax relates to the same tax authority.

(a)	The amount of taxation charged to net profit represents:

	For the year ended 31 December
	2017 RMB million	2016 RMB million	2015 RMB million
Current taxation - Enterprise income tax	9,457	5,200	15,408
Deferred taxation	(538)	(943)	(4,664)
Total tax charges	8,919	4,257	10,744

(b)	The reconciliation between the Group’s effective tax rate and the statutory tax rate of 25% in the PRC (2016: 25%, 2015: 25%,) is as follows:

	For the year ended 31 December
	2017 RMB million	2016 RMB million	2015 RMB million
Profit before income tax	41,671	23,842	45,931
Tax computed at the statutory tax rate	10,418	5,961	11,483
Non-taxable income (i)	(7,847)	(6,080)	(3,324)
Expenses not deductible for tax purposes (i)	6,105	4,259	2,655
Unused tax losses	6	58	1
Tax losses utilised from previous periods	(15)	(49)	(41)
Others	252	108	(30)
Income tax at the effective tax rate	8,919	4,257	10,744

(i)	Non-taxable income mainly includes interest income from government bonds, and dividend income from applicable equity securities, etc. Expenses not deductible for tax purposes mainly include brokerages, commissions, donations and other expenses that do not meet the criteria for deduction according to the relevant tax regulations.

(c)	As at 31 December 2017 and 2016, deferred income tax was calculated in full on temporary differences under the liability method using the principal tax rate of 25%. The movements in deferred income tax assets and liabilities during the year are as follows:

Deferred	tax assets/(liabilities)

	Insurance RMB million	Investments RMB million	Others RMB million	Total RMB million
	(i)	(ii)	(iii)
As at 1 January 2016	(1,451)	(16,686)	1,184	(16,953)
(Charged)/credited to net profit	(614)	1,126	431	943
(Charged)/credited to other comprehensive income
- Available-for-sale securities	—	12,639	—	12,639
- Portion of fair value changes on available-for-sale securities attributable to participating policyholders	(4,343)	—	—	(4,343)
- Others	—	(54)	—	(54)

As at 31 December 2016	(6,408)	(2,975)	1,615	(7,768)

As at 1 January 2017	(6,408)	(2,975)	1,615	(7,768)
(Charged)/credited to net profit	1,072	(1,279)	745	538
(Charged)/credited to other comprehensive income
- Available-for-sale securities	—	3,759	—	3,759
- Portion of fair value changes on available-for-sale securities attributable to participating policyholders	(1,401)	—	—	(1,401)
- Others	—	1	—	1

As at 31 December 2017	(6,737)	(494)	2,360	(4,871)

(i)	The deferred tax liabilities arising from the insurance category are mainly related to the change of long-term insurance contract liabilities at 31 December 2008 as a result of the first time adoption of IFRSs in 2009 and the temporary differences of short-term insurance contract liabilities and policyholder dividends payable.
(ii)	The deferred tax arising from the investments category is mainly related to the temporary differences of unrealised gains/(losses) on available-for-sale securities and securities at fair value through profit or loss, and others.
(iii)	The deferred tax arising from the others category is mainly related to the temporary differences of employee salaries and welfare costs payable.

Unrecognised deductible tax losses of the Group amounted to RMB607 million as at 31 December 2017(as at 31 December 2016: RMB807 million). Unrecognised deductible temporary differences of the Group amounted to RMB243 million as at 31 December 2017 (as at 31 December 2016: RMB219 million).

(d)	The analysis of deferred tax assets and deferred tax liabilities is as follows:

	As at 31 December 2017 RMB million	As at 31 December 2016 RMB million
Deferred tax assets:
- deferred tax assets to be recovered after 12 months	1,980	3,024
- deferred tax assets to be recovered within 12 months	4,493	3,626

Subtotal	6,473	6,650

Deferred tax liabilities:
- deferred tax liabilities to be settled after 12 months	(9,131)	(13,037)
- deferred tax liabilities to be settled within 12 months	(2,213)	(1,381)

Subtotal	(11,344)	(14,418)

Net deferred tax liabilities	(4,871)	(7,768)